Investments - Equity investments without readily determinable fair values (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2019 CNY (¥)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Oct. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)
Equity investments without readily determinable fair values
Total consideration			¥ 156,904	¥ 32,505	¥ 14,813
Long-term Investments			166,100	45,980	14,813		$ 25,456
Impairment of long-term investment			0	4,000	¥ 0	¥ 0
Adjustments to cost of equity method investments			¥ 0	¥ 0
Shanghai Xingying Medical Technology Co., Ltd
Equity investments without readily determinable fair values
Percentage of equity interest held		10.00%
Total consideration		¥ 4,000
Cash consideration		1,000
Non-cash consideration for investment		¥ 3,000
Shanghai Linkedcare Information Technology Co., Ltd
Equity investments without readily determinable fair values
Percentage of equity interest held			15.10%				15.10%
Cash consideration			¥ 125,000
First BCC
Equity investments without readily determinable fair values
Percentage of equity interest held												1.00%
Total consideration												¥ 1,663
Chengdu Zhisu Medical Management Company Limited
Equity investments without readily determinable fair values
Percentage of equity interest held									16.00%		16.00%
Total consideration									¥ 4,250		¥ 4,000
Beijing Mevos
Equity investments without readily determinable fair values
Percentage of equity interest held										11.11%
Total consideration										¥ 5,150
Yicai
Equity investments without readily determinable fair values
Percentage of equity interest held	35.00%
Cash consideration	¥ 17,500
Beijing Sharing New Medical Technology Company Limited
Equity investments without readily determinable fair values
Total consideration								¥ 13,475
Equity method investment ownership percentage								49.00%